EFFECT FROM IFRS 15 IMPLEMENTATION - Statements of cash flows (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	₽ 7,832	₽ 56,590	₽ 48,450
Adjustments for:
Depreciation and amortization	104,588	79,912	83,259
Income tax expense	16,969	18,977	14,954
Movements in operating assets and liabilities:
Decrease in trade and other payables and other current liabilities	(11,162)	(6,715)	(9,086)
NET CASH PROVIDED BY OPERATING ACTIVITIES	154,390	144,640	130,565
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost to obtain and fulfill contracts, paid	(4,764)
NET CASH USED IN INVESTING ACTIVITIES	(78,389)	₽ (81,510)	₽ (57,302)
As if IFRS 15 was not applied
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	7,656
Adjustments for:
Depreciation and amortization	100,687
Income tax expense	16,925
Movements in operating assets and liabilities:
Decrease in trade and other payables and other current liabilities	(10,896)
NET CASH PROVIDED BY OPERATING ACTIVITIES	150,535
CASH FLOWS FROM INVESTING ACTIVITIES:
Other investing activities	909
NET CASH USED IN INVESTING ACTIVITIES	(74,534)
IFRS 15 adjustments
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	176
Adjustments for:
Depreciation and amortization	3,901
Income tax expense	44
Movements in operating assets and liabilities:
Decrease in trade and other payables and other current liabilities	(266)
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,855
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost to obtain and fulfill contracts, paid	(4,764)
Other investing activities	(909)
NET CASH USED IN INVESTING ACTIVITIES	₽ (3,855)